CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017	$ 2,601	$ 921,726	$ (3,046)	$ (702,959)	$ 218,322
Balance, shares at Dec. 31, 2017	54,737,267
Effect of adoption of ASC 606				1,521	1,521
Stock-based compensation of options		1,006			1,006
Exercise of stock options	$ 24	2,124			2,148
Exercise of stock options, shares	438,840
Dividend payable
Comprehensive income (loss)			(2,334)	18,409	16,075
Balance at Dec. 31, 2018	$ 2,625	924,856	(5,380)	(683,029)	239,072
Balance, shares at Dec. 31, 2018	55,176,107
Stock-based compensation of options		2,135			2,135
Exercise of stock options	$ 18	357			375
Exercise of stock options, shares	317,151
Dividend distribution				(24,864)	(24,864)
Dividend payable
Comprehensive income (loss)			332	36,538	36,870
Balance at Dec. 31, 2019	$ 2,643	927,348	(5,048)	(671,355)	$ 253,588
Balance, shares at Dec. 31, 2019	55,493,258				55,493,258
Stock-based compensation of options		1,282			$ 1,282
Exercise of stock options	$ 4	(4)
Exercise of stock options, shares	66,380
Dividend distribution				(19,999)	(19,999)
Dividend payable				(35,003)	(35,003)
Comprehensive income (loss)			(969)	34,911	33,942
Balance at Dec. 31, 2020	$ 2,647	$ 928,626	$ (6,017)	$ (691,446)	$ 233,810
Balance, shares at Dec. 31, 2020	55,559,638				55,559,638